Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases

Note 15 - Leases

The Company has operating and finance leases for real estate, computer equipment, and furniture and fixtures. Assets acquired under finance leases are recorded in “Property and equipment, net” in the carve-out consolidated balance sheets and were $247 and $443 as of March 31, 2025 and March 31, 2024, respectively. Accumulated depreciation associated with finance lease assets was $1,632 and $1,127 as of March 31, 2025 and March 31, 2024, respectively.

Lease cost recognized in our carve-out consolidated statements of operations is summarized as follows:

	Year Ended March 31,
	2025	2024
Finance lease cost:
Amortization of lease assets (Note a)	$303	398
Interest on lease liabilities (Note b)	39	70
Operating lease cost (Note a)	3,376	2,795
Short-term and variable lease cost (Note a)	61	-
Total lease cost	$3,779	3,263

a)	Included in “cost of revenue” and “selling, general and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) / Income.
b)	Included in “interest income (expense), net” in the Consolidated Statements of Comprehensive (Loss) / Income.

Cash flows arising from lease transactions were as follows:

	Year Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	3,555	2,681
Operating cash flows from finance leases	39	70
Financing cash flows from finance leases	335	391

Other information about lease amounts recognized in the consolidated financial statements is summarized as follows:

	Year Ended March 31,
	2025	2024
Weighted-average remaining lease term (years):
Operating lease	3.97	3.71
Finance lease	1.60	1.67
Weighted-average discount rate:
Operating lease	10.81%	10.70%
Finance lease	13.54%	12.60%

As of March 31, 2024, the Company’s lease liabilities were as follows:

	Operating	Finance	Total
Gross lease liabilities	$12,014	$279	$12,293
Less: imputed interest	1,988	48	2,036
Present value of lease liabilities	10,026	231	10,257
Less: current portion of lease liabilities	2,543	156	2,699
Total long-term lease liabilities	$7,483	$75	$7,558

Future minimum annual lease payments under the Company’s operating and finance leases as of March 31, 2025 are as follows:

	Operating	Finance
2026	$3,655	$199
2027	3,085	68
2028	2,522	12
2029	2,191	-
2030	561	-
Thereafter	-
Total lease payments	$12,014	$279
Less: Imputed interest	1,988	48
Total	$10,026	$231